Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
Entity Central Index Key	0000730200
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005562
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,997	10,133	9,993
2016	10,083	10,369	10,068
2016	9,831	10,040	9,863
2017	9,974	10,142	10,026
2017	10,097	10,293	10,124
2017	10,149	10,420	10,189
2017	10,021	10,363	10,058
2018	10,020	10,193	10,085
2018	10,037	10,254	10,116
2018	10,093	10,310	10,180
2018	10,096	10,224	10,188
2019	10,264	10,516	10,362
2019	10,381	10,911	10,493
2019	10,517	11,359	10,642
2019	10,521	11,327	10,649
2020	10,654	11,744	10,802
2020	10,658	11,938	10,843
2020	10,792	12,094	10,948
2020	10,849	12,152	10,984
2021	10,848	11,907	10,979
2021	10,902	11,890	11,042
2021	10,934	12,084	11,082
2021	10,889	12,012	11,043
2022	10,691	11,592	10,831
2022	10,494	10,912	10,658
2022	10,474	10,693	10,631
2022	10,458	10,469	10,634
2023	10,486	10,465	10,649
2023	10,556	10,678	10,702
2023	10,611	10,565	10,760
2023	10,748	10,593	10,938
2024	10,890	10,813	11,044
2024	10,817	10,818	10,957
2024	11,088	11,336	11,262
2024	11,141	11,321	11,311
2025	11,241	11,441	11,401
2025	11,241	11,408	11,414
2025	11,470	11,691	11,663
2025	11,555	11,967	11,714
2026	11,768	12,158	11,926

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Investor Class)	4.69%	1.64%	1.64%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	1.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,380,119,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 2,739,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,380,119 Number of Portfolio Holdings471
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000117196
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,988	10,133	9,993
2016	10,065	10,369	10,068
2016	9,805	10,040	9,863
2017	9,956	10,142	10,026
2017	10,053	10,293	10,124
2017	10,097	10,420	10,189
2017	9,961	10,363	10,058
2018	9,952	10,193	10,085
2018	9,962	10,254	10,116
2018	10,010	10,310	10,180
2018	10,005	10,224	10,188
2019	10,165	10,516	10,362
2019	10,273	10,911	10,493
2019	10,416	11,359	10,642
2019	10,393	11,327	10,649
2020	10,518	11,744	10,802
2020	10,514	11,938	10,843
2020	10,640	12,094	10,948
2020	10,668	12,152	10,984
2021	10,677	11,907	10,979
2021	10,721	11,890	11,042
2021	10,744	12,084	11,082
2021	10,691	12,012	11,043
2022	10,488	11,592	10,831
2022	10,289	10,912	10,658
2022	10,242	10,693	10,631
2022	10,238	10,469	10,634
2023	10,261	10,465	10,649
2023	10,304	10,678	10,702
2023	10,349	10,565	10,760
2023	10,495	10,593	10,938
2024	10,603	10,813	11,044
2024	10,542	10,818	10,957
2024	10,795	11,336	11,262
2024	10,834	11,321	11,311
2025	10,900	11,441	11,401
2025	10,890	11,408	11,414
2025	11,121	11,691	11,663
2025	11,191	11,967	11,714
2026	11,386	12,158	11,926

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Advisor Class)	4.46%	1.30%	1.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	1.78

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,380,119,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 2,739,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,380,119 Number of Portfolio Holdings471
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177206
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	I Class
Trading Symbol	TTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	499,116	498,674	499,009
2/28/17	507,333	503,720	507,255
5/31/17	512,796	511,246	512,212
8/31/17	515,550	517,530	515,485
11/30/17	509,162	514,702	508,840
2/28/18	509,260	506,265	510,237
5/31/18	511,169	509,331	511,797
8/31/18	513,253	512,100	515,008
11/30/18	513,500	507,795	515,439
2/28/19	522,224	522,312	524,228
5/31/19	529,284	541,930	530,869
8/31/19	536,307	564,193	538,392
11/30/19	535,682	562,592	538,779
2/29/20	543,572	583,332	546,481
5/31/20	542,959	592,956	548,588
8/31/20	550,886	600,715	553,897
11/30/20	552,981	603,570	555,721
2/28/21	553,049	591,403	555,446
5/31/21	556,929	590,555	558,639
8/31/21	558,739	600,209	560,669
11/30/21	556,590	596,608	558,667
2/28/22	546,651	575,765	547,950
5/31/22	536,829	541,999	539,225
8/31/22	534,997	531,089	537,869
11/30/22	535,391	520,006	537,981
2/28/23	537,000	519,790	538,744
5/31/23	539,800	530,385	541,454
8/31/23	542,778	524,752	544,377
11/30/23	551,031	526,141	553,375
2/29/24	557,446	537,084	558,755
5/31/24	553,943	537,310	554,351
8/31/24	568,034	563,042	569,758
11/30/24	571,958	562,314	572,251
2/28/25	576,233	568,279	576,827
5/31/25	576,469	566,641	577,448
8/31/25	589,499	580,700	590,056
11/30/25	594,081	594,373	592,636
2/28/26	605,251	603,857	603,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Tax-Free Short-Intermediate Fund (I Class)	5.04%	1.82%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	2.06
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	2.05

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,380,119,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 2,739,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,380,119 Number of Portfolio Holdings471
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless